7. Business Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
September 30, 2017
	Headquarters	US Territories	Bahamas	Other	Total
Revenue	$–	$–	$–	$–	$–
Assets	24,701	870,140		48,998	949,138
Net loss	(10,614,118)	–	–	–	(10,614,118)
Property and equipment	1,522	–	–	–	1,522
Assets under construction	–	870,140		48,998	919,138
Depreciation	844	–	–	–	844
Additions to assets under construction	–	72,853	–	–	72,853

September 30, 2016
	Headquarters	US Territories	Bahamas	Other	Total
Revenue	$–	$–	$–	$–	$–
Assets	539,051	755,064	271,111	48,998	1,614,224
Net loss	(4,966,835)	–	–	–	(4,966,835)
Property and equipment	2,941	–	–	–	2,941
Assets under construction	–	755,064	271,111	48,998	1,075,173
Depreciation	3,632	–	–	–	3,632
Additions to assets under construction	–	77,500	26,826	–	104,326

December 31, 2016
	Headquarters	US Territories	Bahamas	Other	Total
Revenue	$–	$–	$–	$–	$–
Assets	40,410	797,287	–	48,998	886,695
Net Loss	(5,837,007)	–	(271,110)	–	(6,108,117)
Property and equipment	2,366	–	–	–	2,366
Capitalized construction in process		797,287	–	48,998	846,285
Depreciation	4,207	–	–	–	4,207
Additions to Property and equipment	–	119,722	–	–	119,722

December 31, 2015
	Headquarters	US Territories	Bahamas	Other	Total
Revenue	$–	$–	$–	$–	$–
Assets	165,367	677,564	244,285	48,998	1,136,214
Net Loss	(6,406,177)	–	(6,978,457)	–	(13,384,634)
Property and equipment	6,573	–	–	–	6,573
Capitalized construction in process	–	677,564	244,285	48,998	970,847
Depreciation	7,219	–	–	–	7,219
Additions to Property and equipment	–	134,471	13,235	–	147,706